PROPERTY, PLANT AND EQUIPMENT - Additional information on leases and depreciation rates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	R$ 44,408,491	R$ 44,352,593
Additions	10,147,131	9,798,156
Subletting	1,665	(64,177)
Business combinations	676,019
Balance at end of the period	45,898,185	44,408,491
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	154,606,233
Balance at end of the period	166,089,423	154,606,233
Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(110,197,742)
Balance at end of the period	(120,191,238)	(110,197,742)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	22,661,180	22,423,337
Additions	74,814	428,683
Business combinations	126,530
Balance at end of the period	22,314,978	22,661,180
Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	81,422,233
Balance at end of the period	85,373,094	81,422,233
Switching and transmission equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(58,761,053)
Balance at end of the period	(63,058,116)	(58,761,053)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	13,801,906	13,538,839
Additions	3,208,050	2,802,303
Subletting	1,665	(64,177)
Business combinations	541,826
Balance at end of the period	14,282,867	13,801,906
Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	34,169,915
Balance at end of the period	38,168,495	34,169,915
Infrastructure | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(20,368,009)
Balance at end of the period	(23,885,628)	(20,368,009)
Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	649,604	744,385
Additions	191,469	158,919
Business combinations	3,442
Balance at end of the period	632,082	649,604
Other P&E | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	5,536,296
Balance at end of the period	5,770,136	5,536,296
Other P&E | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(4,886,692)
Balance at end of the period	(5,138,054)	(4,886,692)
Changes in leases, after the adoption of IFRS 16
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	10,752,785	10,690,809
Additions	3,229,338	3,113,394
Subletting	1,665	(64,177)
Depreciation	(3,049,570)	(2,737,111)
Business combinations	526,515
Cancellation of contracts	(52,092)	(250,130)
Balance at end of the period	11,408,641	10,752,785
Changes in leases, after the adoption of IFRS 16 | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	17,796,134
Balance at end of the period	21,521,872	17,796,134
Changes in leases, after the adoption of IFRS 16 | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(7,043,349)
Balance at end of the period	(10,113,231)	(7,043,349)
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	280,912	358,091
Additions	39,688	410,169
Depreciation	(75,384)	(482,455)
Cancellation of contracts		(4,893)
Balance at end of the period	245,216	280,912
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	336,080
Balance at end of the period	375,767	336,080
Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(55,168)
Balance at end of the period	(130,551)	(55,168)
Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	10,461,558	10,322,337
Additions	3,118,054	2,702,635
Subletting	1,665	(64,177)
Depreciation	(2,973,283)	(2,254,000)
Business combinations	526,515
Cancellation of contracts	(52,092)	(245,237)
Balance at end of the period	11,082,417	10,461,558
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	17,331,955
Balance at end of the period	20,946,410	17,331,955
Changes in leases, after the adoption of IFRS 16 | Infrastructure | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(6,870,397)
Balance at end of the period	(9,863,993)	(6,870,397)
Changes in leases, after the adoption of IFRS 16 | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	10,315	10,381
Additions	71,596	590
Depreciation	(903)	(656)
Balance at end of the period	81,008	10,315
Changes in leases, after the adoption of IFRS 16 | Other P&E | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	128,099
Balance at end of the period	199,695	128,099
Changes in leases, after the adoption of IFRS 16 | Other P&E | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(117,784)
Balance at end of the period	R$ (118,687)	R$ (117,784)
Minimum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	2.50%	2.50%
Minimum | Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	10.00%	5.00%
Minimum | Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	2.36%	3.50%
Minimum | Changes in leases, after the adoption of IFRS 16 | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	26.09%	20.00%
Maximum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	20.00%	20.00%
Maximum | Changes in leases, after the adoption of IFRS 16 | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	66.67%	42.90%
Maximum | Changes in leases, after the adoption of IFRS 16 | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	92.31%	66.67%
Maximum | Changes in leases, after the adoption of IFRS 16 | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	40.00%	38.00%